Equity - Treasury Shares (Details) - ARS ($) $ in Millions		Apr. 29, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		May 21, 2013
Equity
Total equity			$ 23,879		$ 19,878		$ 17,610		$ 14,769
Treasury shares (in shares)			15,221,373		15,221,373		15,221,373
Treasury shares, Capital nominal value
Equity
Total equity	[2]		$ 15	[1]	$ 15	[1],[3]	$ 15	[3]	15	[3]
Maximum time period for sale of treasury shares		3 years
Treasury shares (in shares)			15,221,373
Percentage of treasury shares held			1.55%		1.55%		1.55%
Voluntary reserve for capital investments
Equity
Total equity			$ 461	[2]	$ 3,191	[2]	$ 3,191	[2]	3,191	[2]	$ 1,200
Treasury shares acquisition cost
Equity
Total equity	[2]		$ (461)		$ (461)		$ (461)		$ (461)

[1]	As of December 31, 2017 and 2016, total shares (984,380,978), of $1 argentine peso of nominal value each, were issued and fully paid. As of the same dates; 15,221,373 were treasury shares.
[2]	Corresponds to 15,221,373 shares of $1 argentine peso of nominal value each, equivalent to 1.55% of total capital. The treasury shares acquisition costs amounted to 461. See Note 19 - Equity to these consolidated financial statements.
[3]	As of December 31, 2016, 2015 and 2014, total shares (984,380,978), of $1 argentine peso of nominal value each, were issued and fully paid. As of the same dates; 15,221,373 were treasury shares.